CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
CONDENSED BALANCE SHEETS
Ordinary shares subject to possible redemption	13,171,481	13,068,649
Ordinary shares subject to possible redemption	13,171,481	13,068,649
Ordinary shares subject to possible redemption per value	$ 10.00	$ 10.00
Ordinary shares subject to possible redemption per value		10.00
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	4,228,519	4,331,351
Common stock, shares outstanding	4,228,519	4,331,351